Income taxes - Net Operating Loss and Capital Loss Carryforwards (Details) $ in Millions	Dec. 31, 2019 USD ($)
Net Operating Loss and Capital Loss Carryforwards
Total	$ 1,286.5
Gross deferred tax asset	251.3
Valuation allowance	(66.7)
Net deferred tax asset	184.6
Operating loss carryforward subject to annual limitation	115.4
Operating loss carryforward subject to SRLY provisions	11.0
Valuation allowance	79.8
U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	194.4
Gross deferred tax asset	40.2
Valuation allowance	0.0
Net deferred tax asset	40.2
Valuation allowance	13.0
Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	765.0
Gross deferred tax asset	190.8
Valuation allowance	(50.2)
Net deferred tax asset	140.6
Operating loss carryforwards	573.3
Valuation allowance	50.2
Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	230.1
Gross deferred tax asset	3.8
Valuation allowance	0.0
Net deferred tax asset	3.8
U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	97.0
Gross deferred tax asset	16.5
Valuation allowance	(16.5)
Net deferred tax asset	0.0
Valuation allowance	16.5
Belgium
Net Operating Loss and Capital Loss Carryforwards
Valuation allowance	0.1
2019-2023
Net Operating Loss and Capital Loss Carryforwards
Total	1.5
2019-2023 | U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	1.5
2019-2023 | Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2019-2023 | Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2019-2023 | U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2024-2038
Net Operating Loss and Capital Loss Carryforwards
Total	171.5
2024-2038 | U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	171.4
2024-2038 | Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	0.1
2024-2038 | Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
2024-2038 | U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	0.0
No expiration date
Net Operating Loss and Capital Loss Carryforwards
Total	1,113.5
No expiration date | U.S.
Net Operating Loss and Capital Loss Carryforwards
Total	21.5
No expiration date | Luxembourg
Net Operating Loss and Capital Loss Carryforwards
Total	764.9
No expiration date | Sweden
Net Operating Loss and Capital Loss Carryforwards
Total	230.1
No expiration date | U.K.
Net Operating Loss and Capital Loss Carryforwards
Total	97.0
Expire in between 2022 to 2025
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforward subject to annual limitation	9.6
Expire in between 2030 to 2032
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforward subject to annual limitation	94.8
Expires in 2020 and 2021 | U.S.
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforwards	16.4
Refundable in 2023
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforwards	0.1
Expire in between 2021 to 2024 | Sweden
Net Operating Loss and Capital Loss Carryforwards
Operating loss carryforwards	$ 25.1